Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Sales	$ 124,486	$ 323,125	$ 563,879	$ 748,119	$ 933,715	$ 105,034
Cost of goods sold	106,922	233,684	470,969	596,613	766,779	77,979
Gross Profit	17,564	89,441	92,910	151,506	166,936	27,055
OPERATING EXPENSES
General and administrative expenses	7,169,863	3,919,618	15,209,789	12,332,728	15,985,552	22,084,389
Research and development	898,724	1,570,540	2,771,100	4,186,842	7,268,084	5,042,617
Sales and marketing	44,186	(8,553)	223,562	911,988	1,849,460	334,977
Impairment on notes receivable					543,938	14,500,000
Total operating expenses	8,112,773	5,481,605	18,204,451	17,431,558	25,647,034	41,961,983
NET LOSS FROM OPERATIONS	(8,095,209)	(5,392,164)	(18,111,541)	(17,280,052)	(25,480,098)	(41,934,928)
OTHER EXPENSE
Interest expense	(906,104)	(645,381)	(2,389,627)	(742,701)	(753,038)	(93,209)
Interest income	367	10,084	9,784	30,131	57,348	3,101
Other income				58,960	58,960
Loss on extinguishment of debt						(2,500,970)
Amortization of debt discount	(744,956)	(1,530,102)	(921,242)	(1,533,048)	(1,533,048)	(1,845,358)
Total other expense	(1,650,693)	(2,165,399)	(3,301,085)	(2,186,658)	(2,169,778)	(4,436,436)
Net loss before income taxes	(9,745,902)	(7,557,563)	(21,412,626)	(19,466,710)	(27,649,876)	(46,371,364)
Income tax provision
NET LOSS	(9,745,902)	(7,557,563)	(21,412,626)	(19,466,710)	(27,649,876)	(46,371,364)
Implied Dividends	(167,169)		(167,169)		(37,667)	(102,267)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (9,913,071)	$ (7,557,563)	$ (21,579,795)	$ (19,466,710)	$ (27,612,199)	$ (46,269,097)
Net loss per share - basic (in Dollars per share)	$ (48.77)	$ (210.93)	$ (136.94)	$ (720.54)	$ (595.49)	$ (4,846.96)
Weighted average number of shares outstanding - basic (in Shares)	203,247	35,829	157,584	27,017	46,369	9,546